Note 3 - Recapitalization Transaction - Ownership of the Company's Common Stock Issued and Outstanding Upon Closing of the Recapitalization Transaction (Details) - shares		Jun. 30, 2020	May 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, shares outstanding (in shares)		50,160,042	50,160,042	2,897,568	2,598,035
Ownership percentage			100.00%
Former Seller Stockholders and Affiliated Entities [Member]
Common stock, shares outstanding (in shares)			48,421,309
Ownership percentage			96.50%
Former MUDS Public Stockholders [Member]
Common stock, shares outstanding (in shares)	[1]		1,197,704
Ownership percentage	[1]		2.40%
Lender to Sprott Credit Agreement [Member]
Common stock, shares outstanding (in shares)			496,634
Ownership percentage			1.00%
Cantor Fitzgerald and Co. [Member]
Common stock, shares outstanding (in shares)			44,395
Ownership percentage			0.10%

[1]	Includes 200,000 shares held by Cantor